Income Taxes - Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Deferred benefit
Provision (benefit) for income taxes from continuing operations	$ 18	$ (7,182)	$ (17,132)	$ 150
Continuing Operations
Current expense
Federal	18	67	384	150
State	0	0	8	0
Subtotal	18	67	392	150
Deferred benefit
Federal	0	(6,085)	(13,953)	0
State	0	(1,164)	(3,571)	0
Subtotal	0	(7,249)	(17,524)	0
Provision (benefit) for income taxes from continuing operations	$ 18	$ (7,182)	$ (17,132)	$ 150